Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Apr. 03, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				With sales charge2
Accumulated Value		$ 9,550			$ 9,644		$ 10,061		$ 11,404		$ 10,763		$ 14,790		$ 13,870		$ 13,456		$ 14,466		$ 15,934		$ 18,007
Class C
Account Value [Line Items]
Line Graph and Table Measure Name				With sales charge
Accumulated Value		10,000			10,034		10,401		11,716		10,977		14,999		13,969		13,464		14,378		15,735		17,668
Class F
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,244			$ 10,736		$ 12,211		$ 11,557		$ 15,945		$ 15,005		$ 14,608		$ 15,755		$ 17,413		$ 19,749
Class I
Account Value [Line Items]
Accumulated Value		100,000			101,247		105,948		120,401		113,852		156,948		147,564		143,542		154,602		170,828		193,574
Class R
Account Value [Line Items]
Accumulated Value		10,000			10,082		10,504		11,889		11,201		15,370		14,395		13,942		14,965		16,456		18,579
Class Z
Account Value [Line Items]
Accumulated Value		10,000			10,131		10,611		12,068		11,422		15,759		14,829		14,437		15,570		17,209		19,528
Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value		10,000			9,830		10,174		11,375		10,639		14,128		13,296		12,713		13,447		14,684		16,950
Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value		10,000			9,830		10,174		11,375		10,639		14,128		13,296		12,713		13,447		14,684		16,950
Class F | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value	10,000		10,131			10,485		11,723		10,964		14,560		13,703		13,102		13,859		15,133		17,469
Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value		100,000			98,301		101,739		113,749		106,387		141,277		132,959		127,126		134,470		146,838		169,500
Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value		10,000			9,830		10,174		11,375		10,639		14,128		13,296		12,713		13,447		14,684		16,950
Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Accumulated Value		10,000			9,830		10,174		11,375		10,639		14,128		13,296		12,713		13,447		14,684		16,950
Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
Class F | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	$ 10,000		$ 10,325			$ 11,809		$ 13,040		$ 14,018		$ 19,737		$ 17,642		$ 21,098		$ 26,279		$ 30,264		$ 37,021
Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		100,000			117,896		134,843		148,890		160,064		225,361		201,437		240,907		300,064		345,564		422,712
Class R | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
Class Z | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		$ 10,000			$ 11,790		$ 13,484		$ 14,889		$ 16,006		$ 22,536		$ 20,144		$ 24,091		$ 30,006		$ 34,556		$ 42,271